Other Revenues and Restructuring Charges	6 Months Ended
Jun. 30, 2016
Restructuring and Related Activities [Abstract]
Other Revenues and Restructuring Charges
Other Revenues and Restructuring Charges
During the three and six months ended June 30, 2016, the Company recognized $10.5 million and $19.9 million, respectively, of revenue from its lightering support operations (see note 4). In the six months ended June 30, 2016, the Company amortized $1.2 million of its in-process revenue contracts which are included in other revenues on the consolidated statements of income (see note 6).

During the six months ended June 30, 2015, the Company incurred a net $4.4 million of restructuring costs which related to the termination of the employment of certain seafarers upon the expiration of a time-charter out contract. During the quarter ended June 30, 2015, $(0.9) million of the previous charges were reversed as the Company decided not to terminate certain of the seafarers. This net charge was recovered from the customer, and the recovery is reflected in other revenues on the consolidated statements of income.

As at June 30, 2016 and December 31, 2015, no amounts of restructuring liabilities were owed to seafarers and no amounts of receivables were recoverable from the customer.